Note 16 - Fair Value Measurements (Details) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0	$ 0